UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22800

Ivy High Income Opportunities Fund

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy High Income Opportunities Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 4.9%
Silver II Borrower SCA and Silver II US Holdings,
7.750%, 12–15–20 (A)(F)	$15,000	$15,900

Agricultural Products – 2.5%
American Seafoods Group LLC,
10.750%, 5–15–16 (A)(F)	7,750	8,021

Air Freight & Logistics – 4.1%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19 (F)	11,711	13,380

Airlines – 0.6%
United Continental Holdings, Inc. (GTD by United Air Lines, Inc.):
8.000%, 7–15–24	1,136	1,139
6.000%, 7–15–26	482	415
6.000%, 7–15–28	482	406

		1,960

Aluminum – 0.4%
Wise Metals Group LLC,
8.750%, 12–15–18 (A)	1,221	1,285

Application Software – 0.3%
ACI Worldwide, Inc.,
6.375%, 8–15–20 (A)	971	1,015

Auto Parts & Equipment – 3.2%
IDQ Holdings, Inc.,
11.500%, 4–1–17 (A)	132	137
Schaeffler Holding Finance B.V.:
6.875%, 8–15–18 (A)(B)(C)	EUR5,471	8,054
6.875%, 8–15–18 (A)(C)(F)	$2,132	2,260

		10,451

Automotive Retail – 0.2%
Sonic Automotive, Inc.,
5.000%, 5–15–23	819	768

Banking – 0.2%
Barclays plc,
8.250%, 12–29–49	753	777

Broadcasting – 3.3%
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20 (F)	10,000	10,513
Spanish Broadcasting System, Inc.,
12.500%, 4–15–17 (A)	160	174

		10,687

Building Products – 3.0%
CPG Merger Sub LLC,
8.000%, 10–1–21 (A)	1,061	1,103
HD Supply, Inc.,
7.500%, 7–15–20	8,100	8,728

		9,831

Cable & Satellite – 8.9%
Cablevision Systems Corporation,
5.875%, 9–15–22 (F)	10,000	9,575
DISH DBS Corporation:
6.750%, 6–1–21 (F)	10,500	11,129
5.875%, 7–15–22	2,000	2,000
Univision Communications Inc.,
6.750%, 9–15–22 (A)(F)	5,926	6,489

		29,193

Casinos & Gaming – 0.7%

MCE Finance Limited,
5.000%, 2–15–21 (A)	2,390	2,330

Communications Equipment – 3.8%
Eagle Midco, Inc.,
9.000%, 6–15–18 (A)(C)(F)	12,000	12,510

Construction Materials – 0.5%
Hillman Group, Inc. (The),
10.875%, 6–1–18	1,500	1,620

Consumer Finance – 2.3%
Creditcorp,
12.000%, 7–15–18 (A)(F)	5,000	4,950
MISA Investments Limited,
8.625%, 8–15–18 (A)	2,552	2,641

		7,591

Data Processing & Outsourced Services – 0.4%
Bankrate, Inc.,
6.125%, 8–15–18 (A)	1,360	1,414

Diversified Capital Markets – 1.2%
Patriot Merger Corp.,
9.000%, 7–15–21 (A)(F)	3,827	4,018

Diversified Metals & Mining – 5.7%
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (A)	391	415
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (A)(F)	2,500	2,806
6.875%, 4–1–22 (A)(F)	12,000	13,080
Magnetation LLC and Mag Finance Corp.,
11.000%, 5–15–18 (A)	2,000	2,180

		18,481

Diversified Support Services – 4.6%
Algeco Scotsman Global Finance plc,
8.500%, 10–15–18 (A)(F)	10,575	11,447
Nexeo Solutions, LLC,
8.375%, 3–1–18 (F)	3,600	3,573

		15,020

Electronic Components – 4.9%
WireCo WorldGroup Inc.,
9.500%, 5–15–17 (F)	15,139	15,688

Electronic Manufacturing Services – 0.6%
KEMET Corporation,
10.500%, 5–1–18 (F)	2,000	1,975

Finance – 4.5%
Mobile Challenger Intermediate Group S.A.:
8.750%, 3–15–19 (A)(B)(C)	EUR2,000	2,861
8.750%, 3–15–19 (A)(B)(C)	CHF2,000	2,326
Stearns Holdings Inc.,
9.375%, 8–15–20 (A)	$3,571	3,643
TMX Finance LLC and TitleMax Finance Corporation,
8.500%, 9–15–18 (A)(F)	5,293	5,638

		14,468

Food Distributors – 0.9%
U.S. Foodservice, Inc.,
8.500%, 6–30–19	2,775	3,039

Gaming – 0.6%
Gateway Casinos & Entertainment Limited,
8.500%, 11–26–20 (A)(B)	CAD667	630

Wynn Macau, Limited,
5.250%, 10–15–21 (A)	$1,290	1,292

		1,922

Health Care Facilities – 5.1%
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (A)(C)	1,236	1,265
HCA Holdings, Inc.,
6.250%, 2–15–21 (F)	8,335	8,721
Tenet Healthcare Corporation:
6.000%, 10–1–20 (A)	1,592	1,662
8.125%, 4–1–22	4,337	4,673

		16,321

Health Care Services – 1.7%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (A)(F)	5,000	5,488

Health Care Supply – 1.8%
HCA Inc.,
7.500%, 2–15–22 (F)	5,500	6,036

Hotels & Gaming – 0.9%
Hilton Worldwide Finance, LLC,
5.625%, 10–15–21 (A)	2,937	3,047

Industrial Machinery – 0.6%
Dynacast International LLC and Dynacast Finance Inc.,
9.250%, 7–15–19	293	323
Gardner Denver, Inc. and Renaissance Acquisition Corp.,
6.875%, 8–15–21 (A)	1,656	1,652

		1,975

Integrated Telecommunication Services – 4.0%
CenturyLink, Inc.:
5.625%, 4–1–20	349	355
5.800%, 3–15–22 (F)	13,000	12,838

		13,193

Leasing – 1.7%
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (A)	5,208	5,520

Leisure Facilities – 0.6%
Regal Entertainment Group,
5.750%, 2–1–25	2,000	1,885

Metal & Glass Containers – 0.8%
Consolidated Container Company LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (A)	2,500	2,663

Movies & Entertainment – 0.6%
Cinemark USA, Inc.:
5.125%, 12–15–22	533	516
4.875%, 6–1–23	1,651	1,552

		2,068

Oil & Gas Refining & Marketing – 5.1%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (A)	3,074	3,274
Samson Investment Company,
10.500%, 2–15–20 (A)(D)(F)	5,000	5,450
Shelf Drilling Holdings, Ltd.,
8.625%, 11–1–18 (A)(F)	7,608	8,217

		16,941

Oil Services – 0.7%
Foresight Energy LLC and Foresight Energy Finance Corporation,
7.875%, 8–15–21 (A)	2,075	2,132

Paper Packaging – 3.7%
Beverage Packaging Holdings II Issuer Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.,

6.000%, 6–15–17 (A)	591	598
Reynolds Group Holdings Limited:
9.000%, 4–15–19 (F)	6,000	6,435
9.875%, 8–15–19 (F)	4,500	5,006

		12,039

Pharmaceuticals – 2.4%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (A)	3,358	3,370
Salix Pharmaceuticals, Ltd.,
6.000%, 1–15–21 (A)	1,421	1,457
Valeant Pharmaceuticals International, Inc.,
6.375%, 10–15–20 (A)	3,000	3,161

		7,988

Precious Metals & Minerals – 1.0%
Prince Mineral Holding Corp,
11.500%, 12–15–19 (A)	3,000	3,338

Retail Stores – 1.1%
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (A)	81	85
PC Nextco Holdings, LLC and PC Nextco Finance, Inc.,
8.750%, 8–15–19 (A)(C)	826	848
Pinnacle Operating Corporation,
9.000%, 11–15–20 (A)	2,618	2,778

		3,711

Satellite – 2.4%
Sirius XM Radio Inc.:
5.875%, 10–1–20 (A)	1,079	1,101
5.750%, 8–1–21 (A)	2,399	2,423
5.250%, 8–15–22 (A)	96	97
4.625%, 5–15–23 (A)(F)	4,586	4,150

		7,771

Specialized Consumer Services – 2.8%
AA Bond Co Limited,
9.500%, 7–31–19 (A)(B)	GBP1,931	3,509
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19 (F)	$4,000	3,990
Carlson Wagonlit B.V.,
6.875%, 6–15–19 (A)	214	222
Nielsen Finance,
5.500%, 10–1–21 (A)	1,396	1,417

		9,138

Specialized REITs – 1.1%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19 (F)	3,539	3,645

Specialty Stores – 2.3%
Takko Luxembourg 2 S.C.A.,
9.875%, 4–15–19 (A)(B)	EUR5,500	7,411

Technology – 1.1%
Artesyn Escrow, Inc.,
9.750%, 10–15–20 (A)	$1,085	1,139
NCR Escrow Corp.:
5.875%, 12–15–21 (A)	1,154	1,176
6.375%, 12–15–23 (A)	1,233	1,259

		3,574

Textiles – 0.2%
Quiksilver, Inc. and QS Wholesale, Inc.,
7.875%, 8–1–18 (A)	577	626

Thrifts & Mortgage Finance – 3.2%
Provident Funding Associates, L.P. and PFG Finance Corp.:
10.125%, 2–15–19 (A)	2,725	2,970
6.750%, 6–15–21 (A)(F)	7,500	7,464

		10,434

Tobacco – 0.5%
Prestige Brands, Inc.,
5.375%, 12–15–21 (A)	1,630	1,646

Wireless – 4.1%

Sprint Corporation:
7.250%, 9–15–21 (A)	5,074	5,448
7.875%, 9–15–23 (A)	4,459	4,793
T-Mobile USA, Inc.:
6.464%, 4–28–19	788	837
6.542%, 4–28–20	788	839
6.633%, 4–28–21	382	403
6.125%, 1–15–22	372	379
6.731%, 4–28–22	158	165
6.836%, 4–28–23	158	164
6.500%, 1–15–24	372	377

		13,405

TOTAL CORPORATE DEBT SECURITIES – 111.8%		$365,339
(Cost: $355,531)

MUNICIPAL BONDS
Puerto Rico – 0.4%
PR Aqueduct and Sewer Auth Rev Bonds, Ser 2012A (Sr Lien):
5.750%, 7–1–37	515	348
5.250%, 7–1–42	515	322
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	155	100
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–33	205	166
PR Elec Power Auth, Power Rev Bonds, Ser WW,
5.500%, 7–1–38	620	394

		1,330

TOTAL MUNICIPAL BONDS – 0.4%		$1,330
(Cost: $1,432)

LOANS
Apparel Retail – 5.6%
True Religion Apparel, Inc.:
5.875%, 7–29–19 (D)	15,000	14,224
11.000%, 1–29–20 (D)	4,000	3,820

		18,044

Application Software – 0.8%
Misys plc and Magic Newco, LLC:
0.000%, 6–12–19 (D)	400	459
12.000%, 6–12–19 (D)	2,000	2,292

		2,751

Auto Parts & Equipment – 0.3%
Direct ChassisLink, Inc.,
8.500%, 11–7–19 (D)	942	941

Broadcasting – 2.5%
PAW LUXCO II S.A.R.L.,
5.163%, 7–29–17 (B)(D)	EUR6,000	7,972

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.,
5.647%, 11–4–19 (B)(D)	CAD743	698

Construction Materials – 0.6%
Continental Building Products, LLC,
8.750%, 2–15–21 (D)	$1,388	1,389
Quickrete Holdings, Inc.:
4.000%, 9–19–20 (D)	385	386
7.000%, 3–19–21 (D)	295	301

		2,076

General Merchandise Stores – 0.3%
Hudson’s Bay Company,
8.250%, 10–7–21 (D)	909	939

Health Care Facilities – 0.6%
Surgery Center Holdings, Inc.,
9.750%, 4–11–20 (D)	2,000	2,000

Hotels & Gaming – 1.7%
Hilton Worldwide Finance, LLC,
3.750%, 9–23–20 (D)	5,526	5,568

Hotels, Resorts & Cruise Lines – 0.2%
Four Seasons Hotels Limited,
6.250%, 12–13–20 (D)	799	817

Independent Power Producers & Energy Traders – 1.3%
Alinta Energy Finance PTY Limited:
6.375%, 8–7–19 (D)	3,944	3,948
0.000%, 8–13–19 (D)	259	259

		4,207

Industrial Machinery – 0.3%
Gardner Denver, Inc.,
4.750%, 7–23–20 (B)(D)	EUR631	872

IT Consulting & Other Services – 1.9%
Active Network, Inc. (The):
5.500%, 11–7–20 (D)	$1,890	1,897
9.500%, 11–7–21 (D)	1,984	2,014
Digital Insight Corporation:
4.750%, 10–11–19 (D)	272	272
8.750%, 10–11–20 (D)	117	119
Triple Point Group Holdings, Inc.,
5.250%, 7–11–20 (D)	2,008	1,787

		6,089

Leisure Facilities – 0.8%
Northfield Park Associates LLC,
9.000%, 11–9–18 (D)	2,711	2,725

Metal & Glass Containers – 2.4%
Evergreen Tank Solution, Inc.,
9.500%, 9–11–18 (D)	5,055	5,030
KIK Custom Products, Inc.:
0.000%, 5–23–19 (D)	1,890	1,858
0.000%, 11–17–19 (D)	527	530
0.000%, 11–23–19 (D)	189	190

		7,608

Movies & Entertainment – 4.8%
Yonkers Racing Corporation,
8.750%, 7–22–20 (D)	15,889	15,730

Oil & Gas Refining & Marketing – 1.5%
Fieldwood Energy, LLC,
8.375%, 9–30–20 (D)	1,787	1,823
Shelf Drilling Midco, Ltd.,
10.000%, 10–7–18 (D)	3,209	3,248

		5,071

Oil & Gas Storage & Transportation – 1.3%
Bowie Resources Holdings, LLC:
6.750%, 8–9–20 (D)	2,582	2,589
11.750%, 2–15–21 (D)	1,569	1,530

		4,119

Other Diversified Financial Services – 1.1%
Cetera Financial Group, Inc.,
6.500%, 7–15–19 (D)	3,500	3,539

Paper Packaging – 0.7%
FPC Holdings, Inc.,
9.250%, 5–16–20 (D)	2,500	2,377

Research & Consulting Services – 1.6%
Larchmont Resources, LLC,
8.250%, 8–1–19 (D)	5,279	5,345

Specialized Finance – 1.3%
Orchard Acquisition Company, LLC,
7.000%, 2–4–19 (D)	4,197	4,239

Specialty Chemicals – 0.3%
Chromaflo Technologies Corporation:
4.500%, 11–20–19 (D)	371	371

8.250%, 5-20-20 (D)	706	709

		1,080

TOTAL LOANS – 32.1%		$104,807
(Cost: $103,302)

TOTAL INVESTMENT SECURITIES – 144.3%		$471,476
(Cost: $460,265)

BORROWINGS (E) – (46.5%)		(152,000)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.2%		7,326

NET ASSETS – 100.0%		$326,802

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $221,475 or 67.8% of net assets.

(B)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, CHF - Swiss Franc, EUR - Euro and GBP - British Pound).

(C)	Payment-in-kind bonds.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(E)	Borrowings Payable as a percentage of Total Investments is 32.2%.

(F)	All or a portion of the security position has been pledged as collateral on open borrowings.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Morgan Stanley International	2,112	1-27-14	$—	$87
Sell	Euro	Morgan Stanley International	19,636	1-27-14	—	562
Sell	Swiss Franc	Morgan Stanley International	2,000	1-27-14	—	55
					$—	$704

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$356,962	$8,377
Municipal Bonds	—	1,330	—
Loans	—	56,481	48,326
Total	$—	$414,773	$56,703
Liabilities
Forward Foreign Currency Contracts	$—	$704	$—
Payable for Borrowing	$—	$152,000	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Loans
Beginning Balance 10-1-13	$—	$35,321
Net realized gain (loss)	—	— *
Net change in unrealized appreciation (depreciation)	227	154
Purchases	—	4,427
Sales	—	(111)
Amortization/Accretion of premium/discount	(1)	15
Transfers into Level 3 during the period	8,151	9,620
Transfers out of Level 3 during the period	—	(1,100)
Ending Balance 12-31-13	$8,377	$48,326
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-13	$227	$154

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2013.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$8,377	Third-party valuation service	Broker quotes
Loans	$48,326	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$460,265
Gross unrealized appreciation	13,372
Gross unrealized depreciation	(2,161)
Net unrealized appreciation	$11,211

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy High Income Opportunities Fund
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 27, 2014

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2014